UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brenner West Capital Advisors, LLC
Address: 500 Fifth Avenue
         41st Floor
         New York, NY  10110

13F File Number:  028-12905

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joshua Kaufman
Title:     Managing Member
Phone:     212-801-1251

Signature, Place, and Date of Signing:

 /s/    Joshua Kaufman     New York, NY/USA     February 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    13

Form 13F Information Table Value Total:    $472,797 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN CAP LTD               COM              02503Y103    62005  5158237 SH       SOLE                  5158237        0        0
ASPEN INSURANCE HOLDINGS LTD   SHS              G05384105    39263  1223917 SH       SOLE                  1223917        0        0
CENVEO INC                     COM              15670S105     6246  2313305 SH       SOLE                  2313305        0        0
ENZON PHARMACEUTICALS INC      COM              293904108     8573  1935445 SH       SOLE                  1935445        0        0
HELEN OF TROY CORP LTD         COM              G4388N106    38518  1152537 SH       SOLE                  1152537        0        0
JOS A BANK CLOTHIERS INC       COM              480838101    31422   737941 SH       SOLE                   737941        0        0
KINDER MORGAN INC DEL          *W EXP 05/25/201 49456B119     5596  1480312 SH  CALL SOLE                  1480312        0        0
MACQUARIE INFRASTR CO LLC      MEMBERSHIP INT   55608B105    89628  1967244 SH       SOLE                  1967244        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    85446   600000 SH  CALL SOLE                   600000        0        0
TELEPHONE & DATA SYS INC       COM NEW          879433829    15766   712105 SH       SOLE                   712105        0        0
VISTEON CORP                   COM NEW          92839U206    27967   519647 SH       SOLE                   519647        0        0
WEB COM GROUP INC              COM              94733A104    12937   874141 SH       SOLE                   874141        0        0
WPX ENERGY INC                 COM              98212B103    49430  3321914 SH       SOLE                  3321914        0        0